Provisions (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Disclosure of Provision Related to Investment

Provisions as at December 31, 2025 and 2024 consist of the following:

	31/12/25	31/12/24
Provision for legal claims	2,862	5,425
Provision for tax claims	400	436
Provision for warranties	1,680	1,866
Termination indemnities for sales agents	1,183	825
Other provisions	1,512	1,105
Total provisions	7,637	9,657
Less current portion	(1,680)	(1,866)
Non-current portion	5,957	7,791

Disclosure of Changes in Provision Related to Investment

Changes in the above provisions for the years ended December 31, 2025 and 2024 are analysed as follows:

	Provision for legal claims	Provision for tax claims	Provision for warranties	Termination indemnities for sales agents	Other provisions	Total
Balance as at December 31, 2023	7,432	489	2,352	861	502	11,636
Provisions made during the year	1,108	—	871	156	603	2,738
Provisions used during the year	(2,566)	(2)	(1,357)	(192)	—	(4,117)
Provisions reversed during the year	(549)	(51)	—	—	—	(600)
Balance as at December 31, 2024	5,425	436	1,866	825	1,105	9,657
Provisions made during the year	557	6	747	633	407	2,350
Provisions used during the year	(2,410)	(42)	(924)	(266)	—	(3,642)
Provisions reversed during the year	(710)	—	(9)	(9)	—	(728)
Balance as at December 31, 2025	2,862	400	1,680	1,183	1,512	7,637